Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

July 31, 2021

LC2-QTLY-0921
1.9871047.105

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,403,624	$39,371,653
Lumen Technologies, Inc.	216,121	2,695,029
Verizon Communications, Inc.	814,256	45,419,200
		87,485,882
Entertainment - 2.2%
Activision Blizzard, Inc.	151,711	12,686,074
Electronic Arts, Inc.	56,277	8,101,637
Live Nation Entertainment, Inc. (a)	16,264	1,283,067
Madison Square Garden Sports Corp. (a)	2,273	369,908
Take-Two Interactive Software, Inc. (a)	17,943	3,111,675
The Walt Disney Co. (a)	338,595	59,599,492
World Wrestling Entertainment, Inc. Class A (b)	1,160	57,281
Zynga, Inc. (a)	102,462	1,034,866
		86,244,000
Interactive Media & Services - 1.4%
Alphabet, Inc.:
Class A (a)	8,208	22,116,702
Class C (a)	7,753	20,967,368
IAC (a)	15,029	2,063,331
TripAdvisor, Inc. (a)	7,511	285,042
Twitter, Inc. (a)	137,070	9,560,633
Vimeo, Inc. (a)	1,921	86,061
		55,079,137
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	12,511	384,463
Cable One, Inc.	499	942,107
Charter Communications, Inc. Class A (a)	1,368	1,017,860
Comcast Corp. Class A	896,191	52,722,917
Discovery Communications, Inc.:
Class A (a)	32,480	942,245
Class C (non-vtg.) (a)	61,865	1,677,160
DISH Network Corp. Class A (a)	48,674	2,038,954
Fox Corp.:
Class A	63,493	2,264,160
Class B	29,537	981,810
Interpublic Group of Companies, Inc.	76,946	2,720,811
Liberty Broadband Corp.:
Class A (a)	4,952	850,110
Class C (a)	29,698	5,271,098
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	38,361	1,800,282
Liberty Media Class A (a)	5,613	232,715
Liberty SiriusXM Series A (a)	16,245	758,479
Liberty SiriusXM Series C (a)	31,319	1,446,938
News Corp.:
Class A	77,076	1,898,382
Class B	23,205	545,550
Nexstar Broadcasting Group, Inc. Class A	7,506	1,103,907
Omnicom Group, Inc.	41,808	3,044,459
Sirius XM Holdings, Inc.	177,390	1,147,713
The New York Times Co. Class A (b)	32,377	1,417,465
ViacomCBS, Inc.:
Class A	2,146	95,561
Class B	113,896	4,661,763
		89,966,909
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	115,749	16,670,171

TOTAL COMMUNICATION SERVICES		335,446,099

CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.3%
Aptiv PLC (a)	43,282	7,221,602
BorgWarner, Inc.	47,076	2,305,782
Gentex Corp.	47,385	1,612,512
Lear Corp.	11,805	2,065,639
QuantumScape Corp. Class A (a)(b)	6,374	146,028
		13,351,563
Automobiles - 0.7%
Ford Motor Co. (a)	768,738	10,723,895
General Motors Co. (a)	270,108	15,352,939
Harley-Davidson, Inc.	30,048	1,190,502
Thor Industries, Inc. (b)	6,187	732,293
		27,999,629
Distributors - 0.1%
Genuine Parts Co.	27,714	3,517,461
LKQ Corp. (a)	54,894	2,785,871
		6,303,332
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,402	359,099
Chegg, Inc. (a)	6,569	582,210
Frontdoor, Inc. (a)	5,373	262,955
Grand Canyon Education, Inc. (a)	8,956	827,266
H&R Block, Inc.	7,095	174,182
Service Corp. International	32,053	2,002,992
Terminix Global Holdings, Inc. (a)	25,258	1,326,045
		5,534,749
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	44,930	1,578,391
Boyd Gaming Corp. (a)	12,644	720,708
Caesars Entertainment, Inc. (a)	14,834	1,295,898
Carnival Corp. (a)(b)	167,052	3,616,676
Darden Restaurants, Inc.	8,209	1,197,529
Domino's Pizza, Inc.	2,434	1,279,043
Hilton Worldwide Holdings, Inc. (a)	17,769	2,335,735
Hyatt Hotels Corp. Class A (a)	7,956	635,446
Marriott Vacations Worldwide Corp. (a)	8,177	1,205,044
McDonald's Corp.	120,630	29,278,107
MGM Resorts International	80,059	3,004,614
Norwegian Cruise Line Holdings Ltd. (a)(b)	72,405	1,739,892
Penn National Gaming, Inc. (a)	28,659	1,959,702
Planet Fitness, Inc. (a)	5,083	382,394
Royal Caribbean Cruises Ltd. (a)	42,988	3,304,488
Six Flags Entertainment Corp. (a)(b)	9,306	386,664
Travel+Leisure Co.	5,574	288,733
Wyndham Hotels & Resorts, Inc.	6,698	482,658
Yum China Holdings, Inc.	76,177	4,737,448
Yum! Brands, Inc.	53,588	7,040,927
		66,470,097
Household Durables - 0.7%
D.R. Horton, Inc.	38,335	3,658,309
Garmin Ltd.	29,723	4,672,456
Leggett & Platt, Inc.	26,103	1,253,727
Lennar Corp.:
Class A	52,915	5,564,012
Class B	3,552	306,715
Mohawk Industries, Inc. (a)	11,119	2,167,093
Newell Brands, Inc.	74,513	1,844,197
NVR, Inc. (a)	215	1,122,859
PulteGroup, Inc.	36,401	1,997,323
Toll Brothers, Inc.	13,082	775,370
TopBuild Corp. (a)	1,126	228,229
Whirlpool Corp.	12,030	2,665,126
		26,255,416
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc.	1,974	344,048
Qurate Retail, Inc. Series A (b)	73,073	866,646
Wayfair LLC Class A (a)(b)	6,570	1,585,735
		2,796,429
Leisure Products - 0.1%
Brunswick Corp.	13,323	1,390,921
Hasbro, Inc.	25,122	2,498,132
Hayward Holdings, Inc. (b)	7,670	184,770
Polaris, Inc.	3,437	450,488
		4,524,311
Multiline Retail - 0.7%
Dollar General Corp.	26,884	6,254,294
Dollar Tree, Inc. (a)	45,495	4,539,946
Kohl's Corp.	30,747	1,561,948
Nordstrom, Inc. (a)(b)	3,325	110,058
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,839	1,195,311
Target Corp.	53,919	14,075,555
		27,737,112
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	12,836	2,722,002
AutoNation, Inc. (a)	9,947	1,206,870
AutoZone, Inc. (a)	3,397	5,515,267
Bath & Body Works, Inc.	19,568	1,566,810
Best Buy Co., Inc.	37,816	4,248,628
Burlington Stores, Inc. (a)	760	254,448
CarMax, Inc. (a)	29,282	3,922,324
Dick's Sporting Goods, Inc. (b)	12,348	1,285,921
Foot Locker, Inc.	17,589	1,003,628
Gap, Inc.	39,561	1,153,994
Leslie's, Inc. (b)	2,381	57,977
Lithia Motors, Inc. Class A (sub. vtg.)	5,154	1,944,192
O'Reilly Automotive, Inc. (a)	9,410	5,682,134
Penske Automotive Group, Inc.	6,226	551,624
Petco Health & Wellness Co., Inc. (b)	13,792	284,529
Vroom, Inc. (a)(b)	16,917	626,606
Williams-Sonoma, Inc.	3,538	536,715
		32,563,669
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	28,964	1,630,963
Carter's, Inc.	8,418	822,775
Columbia Sportswear Co.	7,325	729,717
Deckers Outdoor Corp. (a)	4,725	1,941,266
Hanesbrands, Inc.	27,558	503,209
PVH Corp. (a)	13,923	1,456,624
Ralph Lauren Corp.	9,288	1,054,374
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,013	1,235,338
Tapestry, Inc. (a)	49,206	2,081,414
Under Armour, Inc.:
Class A (sub. vtg.) (a)	36,950	755,628
Class C (non-vtg.) (a)	38,848	680,617
VF Corp.	22,743	1,823,989
		14,715,914

TOTAL CONSUMER DISCRETIONARY		228,252,221

CONSUMER STAPLES - 7.2%
Beverages - 0.9%
Brown-Forman Corp.:
Class A	4,625	309,366
Class B (non-vtg.)	18,012	1,277,411
Constellation Brands, Inc. Class A (sub. vtg.)	31,752	7,123,244
Keurig Dr. Pepper, Inc.	137,196	4,830,671
Molson Coors Beverage Co. Class B	35,009	1,711,590
Monster Beverage Corp. (a)	5,289	498,858
PepsiCo, Inc.	46,145	7,242,458
The Coca-Cola Co.	224,274	12,790,346
		35,783,944
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc. (b)	30,499	658,778
Casey's General Stores, Inc.	7,231	1,429,641
Costco Wholesale Corp.	5,653	2,429,207
Grocery Outlet Holding Corp. (a)(b)	17,174	568,803
Kroger Co.	146,799	5,974,719
U.S. Foods Holding Corp. (a)	43,323	1,487,712
Walgreens Boots Alliance, Inc.	140,900	6,643,435
Walmart, Inc.	281,875	40,181,281
		59,373,576
Food Products - 1.7%
Archer Daniels Midland Co.	109,306	6,527,754
Beyond Meat, Inc. (a)(b)	1,408	172,762
Bunge Ltd.	27,019	2,097,485
Campbell Soup Co.	38,239	1,671,809
Conagra Brands, Inc.	91,913	3,078,166
Darling Ingredients, Inc. (a)	29,980	2,070,719
Flowers Foods, Inc.	36,862	868,469
General Mills, Inc.	119,840	7,053,782
Hormel Foods Corp.	55,518	2,574,925
Ingredion, Inc.	13,188	1,158,038
Kellogg Co.	27,433	1,738,155
Lamb Weston Holdings, Inc.	20,155	1,345,749
McCormick & Co., Inc. (non-vtg.)	49,002	4,124,498
Mondelez International, Inc.	273,925	17,328,496
Pilgrim's Pride Corp. (a)	5,392	119,433
Post Holdings, Inc. (a)	11,584	1,185,507
Seaboard Corp.	50	205,500
The Hain Celestial Group, Inc. (a)	16,435	655,921
The Hershey Co.	4,069	727,863
The J.M. Smucker Co.	20,823	2,730,104
The Kraft Heinz Co.	130,344	5,014,334
Tyson Foods, Inc. Class A	56,422	4,031,916
		66,481,385
Household Products - 2.1%
Church & Dwight Co., Inc.	45,573	3,945,710
Colgate-Palmolive Co.	77,053	6,125,714
Kimberly-Clark Corp.	32,926	4,468,717
Procter & Gamble Co.	478,426	68,046,530
Reynolds Consumer Products, Inc.	10,674	303,675
Spectrum Brands Holdings, Inc.	8,201	716,357
The Clorox Co.	4,656	842,224
		84,448,927
Personal Products - 0.0%
Coty, Inc. Class A (a)	57,137	498,806
Herbalife Nutrition Ltd. (a)	17,620	897,563
		1,396,369
Tobacco - 1.0%
Altria Group, Inc.	161,543	7,760,526
Philip Morris International, Inc.	305,960	30,623,536
		38,384,062

TOTAL CONSUMER STAPLES		285,868,263

ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	144,627	3,071,877
Halliburton Co.	164,635	3,404,652
NOV, Inc. (a)	76,728	1,059,614
Schlumberger Ltd.	274,786	7,922,080
		15,458,223
Oil, Gas & Consumable Fuels - 4.3%
Antero Midstream GP LP	65,561	622,830
APA Corp.	74,037	1,388,194
Cabot Oil & Gas Corp.	68,063	1,089,008
Chevron Corp.	380,152	38,703,275
Cimarex Energy Co.	15,847	1,033,224
ConocoPhillips Co.	265,264	14,870,700
Continental Resources, Inc.	11,376	388,490
Devon Energy Corp.	132,266	3,417,753
Diamondback Energy, Inc.	18,641	1,437,780
DT Midstream, Inc. (a)	18,973	804,455
EOG Resources, Inc.	100,935	7,354,124
EQT Corp. (a)	54,826	1,008,250
Exxon Mobil Corp.	832,177	47,908,430
Hess Corp.	50,693	3,874,973
HollyFrontier Corp.	29,431	865,271
Kinder Morgan, Inc.	382,144	6,641,663
Marathon Oil Corp.	153,662	1,780,943
Marathon Petroleum Corp.	128,009	7,068,657
Occidental Petroleum Corp.	144,995	3,784,370
ONEOK, Inc.	87,117	4,527,470
Phillips 66 Co.	85,978	6,313,365
Pioneer Natural Resources Co.	23,461	3,410,526
Targa Resources Corp.	44,170	1,859,999
The Williams Companies, Inc.	238,645	5,978,057
Valero Energy Corp.	80,171	5,369,052
		171,500,859

TOTAL ENERGY		186,959,082

FINANCIALS - 20.4%
Banks - 8.0%
Bank of America Corp.	1,481,865	56,844,341
Bank of Hawaii Corp.	7,832	655,617
Bank OZK	24,100	981,111
BOK Financial Corp.	6,041	507,504
Citigroup, Inc.	406,129	27,462,443
Citizens Financial Group, Inc.	68,674	2,895,296
Comerica, Inc.	27,342	1,877,302
Commerce Bancshares, Inc.	20,862	1,475,569
Cullen/Frost Bankers, Inc.	11,224	1,204,560
East West Bancorp, Inc.	27,652	1,967,440
Fifth Third Bancorp	137,779	5,000,000
First Citizens Bancshares, Inc.	1,185	927,369
First Hawaiian, Inc.	25,470	701,189
First Horizon National Corp.	107,324	1,658,156
First Republic Bank	34,419	6,712,393
FNB Corp., Pennsylvania	62,305	714,015
Huntington Bancshares, Inc./Ohio	288,035	4,055,533
JPMorgan Chase & Co.	591,015	89,704,257
KeyCorp	189,759	3,730,662
M&T Bank Corp.	25,162	3,367,934
PacWest Bancorp	23,159	922,191
Peoples United Financial, Inc.	83,425	1,309,773
Pinnacle Financial Partners, Inc.	14,585	1,306,962
PNC Financial Services Group, Inc.	83,362	15,206,062
Popular, Inc.	16,286	1,184,969
Prosperity Bancshares, Inc.	17,544	1,196,325
Regions Financial Corp.	188,609	3,630,723
Signature Bank	11,066	2,511,650
Sterling Bancorp	34,377	746,325
SVB Financial Group (a)	10,978	6,037,461
Synovus Financial Corp.	26,851	1,098,206
Truist Financial Corp.	263,916	14,364,948
U.S. Bancorp	263,725	14,647,287
Umpqua Holdings Corp.	42,969	810,825
Webster Financial Corp.	17,690	850,889
Wells Fargo & Co.	812,877	37,343,569
Western Alliance Bancorp.	9,406	873,065
Wintrust Financial Corp.	11,068	790,255
Zions Bancorp NA	31,641	1,650,078
		318,924,254
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	8,145	1,290,494
Ameriprise Financial, Inc.	10,098	2,600,841
Ares Management Corp.	3,309	236,957
Bank of New York Mellon Corp.	157,497	8,084,321
BlackRock, Inc. Class A	28,087	24,356,204
Carlyle Group LP	31,838	1,606,864
Cboe Global Markets, Inc.	20,884	2,474,127
Charles Schwab Corp.	308,220	20,943,549
CME Group, Inc.	70,426	14,939,467
Evercore, Inc. Class A	7,838	1,036,184
FactSet Research Systems, Inc.	1,032	368,713
Franklin Resources, Inc.	56,747	1,676,874
Goldman Sachs Group, Inc.	61,278	22,971,897
Interactive Brokers Group, Inc.	15,737	973,491
Intercontinental Exchange, Inc.	109,223	13,088,192
Invesco Ltd.	65,395	1,594,330
Janus Henderson Group PLC	33,516	1,402,309
Jefferies Financial Group, Inc.	42,916	1,424,382
KKR & Co. LP	108,002	6,886,208
Lazard Ltd. Class A	20,066	947,115
Moody's Corp.	1,658	623,408
Morgan Stanley	272,808	26,184,112
Morningstar, Inc.	422	106,610
MSCI, Inc.	4,582	2,730,689
NASDAQ, Inc.	22,432	4,188,727
Northern Trust Corp.	40,317	4,549,773
Raymond James Financial, Inc.	22,928	2,968,717
S&P Global, Inc.	13,809	5,920,194
SEI Investments Co.	21,491	1,306,653
State Street Corp.	68,241	5,946,521
Stifel Financial Corp.	20,025	1,332,464
T. Rowe Price Group, Inc.	29,589	6,040,890
Tradeweb Markets, Inc. Class A	20,569	1,783,949
Virtu Financial, Inc. Class A	18,456	475,057
		193,060,283
Consumer Finance - 0.9%
Ally Financial, Inc.	72,662	3,731,920
American Express Co.	46,621	7,950,279
Capital One Financial Corp.	88,060	14,239,302
Credit Acceptance Corp. (a)(b)	1,684	816,353
Discover Financial Services	26,923	3,347,067
OneMain Holdings, Inc.	17,353	1,058,533
Santander Consumer U.S.A. Holdings, Inc.	11,741	481,733
SLM Corp.	63,185	1,189,774
Synchrony Financial	92,692	4,358,378
		37,173,339
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	368,528	102,557,653
Equitable Holdings, Inc.	75,354	2,326,178
Voya Financial, Inc.	23,610	1,520,484
		106,404,315
Insurance - 3.8%
AFLAC, Inc.	131,795	7,248,725
Alleghany Corp. (a)	2,356	1,562,264
Allstate Corp.	58,627	7,624,441
American Financial Group, Inc.	13,290	1,681,052
American International Group, Inc.	168,626	7,984,441
Aon PLC	18,073	4,699,522
Arch Capital Group Ltd. (a)	58,107	2,266,173
Arthur J. Gallagher & Co.	39,704	5,531,164
Assurant, Inc.	11,839	1,868,313
Assured Guaranty Ltd.	14,262	681,866
Athene Holding Ltd. (a)	22,647	1,463,449
Axis Capital Holdings Ltd.	15,143	770,324
Brighthouse Financial, Inc. (a)	16,844	725,303
Brown & Brown, Inc.	43,368	2,359,219
Chubb Ltd.	87,946	14,840,008
Cincinnati Financial Corp.	29,381	3,463,432
CNA Financial Corp.	5,475	240,955
Erie Indemnity Co. Class A	1,522	281,403
Everest Re Group Ltd.	6,009	1,519,255
Fidelity National Financial, Inc.	54,269	2,420,940
First American Financial Corp.	20,890	1,406,106
Globe Life, Inc.	19,874	1,850,468
GoHealth, Inc. (a)	1,315	11,572
Hanover Insurance Group, Inc.	7,009	952,523
Hartford Financial Services Group, Inc.	70,061	4,457,281
Kemper Corp.	12,003	792,318
Lemonade, Inc. (a)(b)	6,720	585,043
Lincoln National Corp.	31,602	1,947,315
Loews Corp.	43,537	2,334,889
Markel Corp. (a)	2,210	2,665,636
Marsh & McLennan Companies, Inc.	88,016	12,957,716
Mercury General Corp.	5,223	317,715
MetLife, Inc.	145,543	8,397,831
Old Republic International Corp.	54,900	1,353,834
Primerica, Inc.	7,714	1,127,941
Principal Financial Group, Inc.	52,712	3,274,997
Progressive Corp.	114,754	10,919,991
Prudential Financial, Inc.	77,421	7,763,778
Reinsurance Group of America, Inc.	13,304	1,465,835
RenaissanceRe Holdings Ltd.	5,401	824,679
The Travelers Companies, Inc.	49,333	7,346,670
Unum Group	40,093	1,098,548
W.R. Berkley Corp.	27,136	1,985,541
White Mountains Insurance Group Ltd.	593	671,021
Willis Towers Watson PLC	25,216	5,196,513
		150,938,010
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	102,765	1,630,881
Annaly Capital Management, Inc.	274,603	2,331,379
New Residential Investment Corp.	84,433	824,066
Starwood Property Trust, Inc.	53,887	1,402,679
		6,189,005
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	66,475	920,014
New York Community Bancorp, Inc.	88,534	1,042,931
TFS Financial Corp.	9,716	189,268
UWM Holdings Corp. Class A (b)	4,238	32,336
		2,184,549

TOTAL FINANCIALS		814,873,755

HEALTH CARE - 17.5%
Biotechnology - 1.5%
Amgen, Inc.	19,995	4,829,592
Biogen, Inc. (a)	29,438	9,618,278
BioMarin Pharmaceutical, Inc. (a)	35,808	2,747,548
Exact Sciences Corp. (a)	2,520	271,757
Exelixis, Inc. (a)	8,544	143,966
Gilead Sciences, Inc.	246,674	16,845,367
Horizon Therapeutics PLC (a)	34,816	3,482,296
Incyte Corp. (a)	5,191	401,524
Ionis Pharmaceuticals, Inc. (a)	2,124	78,885
Iovance Biotherapeutics, Inc. (a)	20,003	445,467
Mirati Therapeutics, Inc. (a)	1,294	207,118
Natera, Inc. (a)	1,020	116,810
Regeneron Pharmaceuticals, Inc. (a)	17,586	10,105,091
Repligen Corp. (a)	609	149,631
Sage Therapeutics, Inc. (a)	10,154	444,034
Seagen, Inc. (a)	2,789	427,805
Ultragenyx Pharmaceutical, Inc. (a)	3,250	259,448
United Therapeutics Corp. (a)	8,654	1,574,422
Vertex Pharmaceuticals, Inc. (a)	30,542	6,156,656
		58,305,695
Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	170,661	20,646,568
Baxter International, Inc.	98,734	7,637,075
Becton, Dickinson & Co.	56,780	14,521,485
Boston Scientific Corp. (a)	278,710	12,709,176
Danaher Corp.	118,114	35,137,734
Dentsply Sirona, Inc.	42,660	2,817,266
Envista Holdings Corp. (a)	31,561	1,359,648
Globus Medical, Inc. (a)	14,424	1,199,644
Hill-Rom Holdings, Inc.	13,043	1,805,934
Hologic, Inc. (a)	49,745	3,732,865
ICU Medical, Inc. (a)	3,891	791,001
Integra LifeSciences Holdings Corp. (a)	14,152	1,024,463
Masimo Corp. (a)	2,696	734,363
Medtronic PLC	263,827	34,643,123
Quidel Corp. (a)(b)	7,387	1,045,039
ResMed, Inc.	2,819	766,204
STERIS PLC	16,718	3,643,688
Stryker Corp.	39,254	10,635,479
Tandem Diabetes Care, Inc. (a)	703	76,395
Teleflex, Inc.	7,548	2,999,802
The Cooper Companies, Inc.	9,510	4,011,033
Zimmer Biomet Holdings, Inc.	40,989	6,698,422
		168,636,407
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	17,338	1,070,101
agilon health, Inc. (a)(b)	596	21,927
Amedisys, Inc. (a)	742	193,380
AmerisourceBergen Corp.	28,798	3,518,252
Anthem, Inc.	48,126	18,480,865
Cardinal Health, Inc.	23,316	1,384,504
Centene Corp. (a)	113,622	7,795,605
Chemed Corp.	2,246	1,069,141
Cigna Corp.	67,022	15,380,879
CVS Health Corp.	258,636	21,301,261
DaVita HealthCare Partners, Inc. (a)	4,128	496,392
Encompass Health Corp.	8,174	680,486
Henry Schein, Inc. (a)	27,687	2,219,113
Humana, Inc.	25,332	10,787,886
Laboratory Corp. of America Holdings (a)	19,184	5,681,342
McKesson Corp.	26,799	5,462,440
Molina Healthcare, Inc. (a)	9,603	2,621,715
Oak Street Health, Inc. (a)(b)	1,908	120,280
Premier, Inc.	23,949	853,542
Quest Diagnostics, Inc.	25,570	3,625,826
Signify Health, Inc. (b)	4,383	115,361
UnitedHealth Group, Inc.	172,107	70,945,948
Universal Health Services, Inc. Class B	14,894	2,389,147
		176,215,393
Health Care Technology - 0.3%
Cerner Corp.	59,191	4,758,364
Certara, Inc.	2,769	75,344
Change Healthcare, Inc. (a)	48,278	1,048,115
Teladoc Health, Inc. (a)(b)	28,793	4,274,321
		10,156,144
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp. (a)	2,275	83,402
Agilent Technologies, Inc.	6,225	953,857
Bio-Rad Laboratories, Inc. Class A (a)	4,164	3,079,320
Charles River Laboratories International, Inc. (a)	622	253,104
IQVIA Holdings, Inc. (a)	18,955	4,695,154
PerkinElmer, Inc.	21,969	4,003,411
PPD, Inc. (a)	18,635	859,446
QIAGEN NV (a)	44,595	2,354,170
Syneos Health, Inc. (a)	17,375	1,558,016
Thermo Fisher Scientific, Inc.	70,256	37,938,943
Waters Corp. (a)	841	327,830
		56,106,653
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	438,952	29,791,672
Catalent, Inc. (a)	24,396	2,922,885
Elanco Animal Health, Inc. (a)	87,312	3,184,269
Eli Lilly & Co.	34,979	8,517,387
Jazz Pharmaceuticals PLC (a)	11,651	1,975,078
Johnson & Johnson	517,745	89,155,689
Merck & Co., Inc.	497,821	38,267,500
Nektar Therapeutics (a)(b)	34,920	551,387
Organon & Co.	49,759	1,443,509
Perrigo Co. PLC	26,249	1,260,739
Pfizer, Inc.	1,096,987	46,962,013
Royalty Pharma PLC	25,985	992,627
Viatris, Inc.	237,023	3,334,914
Zoetis, Inc. Class A	4,852	983,500
		229,343,169

TOTAL HEALTH CARE		698,763,461

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	4,628	265,786
Curtiss-Wright Corp.	7,999	946,282
General Dynamics Corp.	49,388	9,681,530
HEICO Corp.	6,063	820,021
HEICO Corp. Class A	10,375	1,258,384
Hexcel Corp. (a)(b)	16,366	890,638
Howmet Aerospace, Inc.	71,280	2,339,410
Huntington Ingalls Industries, Inc.	7,721	1,583,809
L3Harris Technologies, Inc.	40,128	9,098,623
Lockheed Martin Corp.	6,134	2,279,824
Mercury Systems, Inc. (a)	10,813	713,658
Northrop Grumman Corp.	27,068	9,826,225
Raytheon Technologies Corp.	297,738	25,888,319
Spirit AeroSystems Holdings, Inc. Class A	14,552	628,792
Teledyne Technologies, Inc. (a)	9,025	4,086,249
Textron, Inc.	44,264	3,054,659
The Boeing Co. (a)	105,236	23,833,849
TransDigm Group, Inc. (a)	7,227	4,633,157
Virgin Galactic Holdings, Inc. (a)(b)	2,202	66,038
		101,895,253
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	20,844	1,858,659
Expeditors International of Washington, Inc.	8,977	1,151,300
FedEx Corp.	27,211	7,617,719
XPO Logistics, Inc. (a)	2,692	373,353
		11,001,031
Airlines - 0.3%
Alaska Air Group, Inc. (a)	23,945	1,389,528
American Airlines Group, Inc. (a)(b)	125,358	2,554,796
Copa Holdings SA Class A (a)(b)	6,218	440,918
JetBlue Airways Corp. (a)	62,080	918,163
Southwest Airlines Co. (a)	115,948	5,857,693
United Airlines Holdings, Inc. (a)	63,477	2,965,645
		14,126,743
Building Products - 0.9%
A.O. Smith Corp.	25,935	1,824,009
Allegion PLC	4,220	576,452
Armstrong World Industries, Inc.	4,852	524,889
Builders FirstSource, Inc. (a)	40,173	1,787,699
Carrier Global Corp.	90,838	5,018,800
Fortune Brands Home & Security, Inc.	20,168	1,965,775
Johnson Controls International PLC	140,583	10,040,438
Lennox International, Inc.	6,694	2,205,204
Masco Corp.	49,628	2,963,288
Owens Corning	20,420	1,963,587
The AZEK Co., Inc. (a)	9,713	353,262
Trane Technologies PLC	24,039	4,894,581
		34,117,984
Commercial Services & Supplies - 0.5%
ADT, Inc. (b)	30,799	323,082
Cintas Corp.	1,097	432,415
Clean Harbors, Inc. (a)	9,959	946,105
Driven Brands Holdings, Inc.	7,298	232,222
MSA Safety, Inc.	5,149	846,908
Republic Services, Inc.	41,250	4,882,350
Rollins, Inc.	3,088	118,363
Stericycle, Inc. (a)	17,957	1,266,866
Waste Management, Inc.	69,715	10,335,946
		19,384,257
Construction & Engineering - 0.2%
AECOM (a)	27,398	1,724,978
MasTec, Inc. (a)	11,052	1,118,794
Quanta Services, Inc.	27,169	2,469,662
Valmont Industries, Inc.	4,095	970,310
		6,283,744
Electrical Equipment - 1.1%
Acuity Brands, Inc.	6,952	1,219,242
AMETEK, Inc.	45,267	6,294,376
ChargePoint Holdings, Inc. Class A (a)(b)	26,846	634,908
Eaton Corp. PLC	78,214	12,361,723
Emerson Electric Co.	117,204	11,824,712
Hubbell, Inc. Class B	10,644	2,133,696
nVent Electric PLC	32,660	1,032,383
Regal Beloit Corp.	7,948	1,170,184
Rockwell Automation, Inc.	8,959	2,754,176
Sensata Technologies, Inc. PLC (a)	30,497	1,787,734
Shoals Technologies Group, Inc. (b)	20,109	584,971
Sunrun, Inc. (a)	39,063	2,069,167
		43,867,272
Industrial Conglomerates - 1.9%
3M Co.	97,045	19,209,087
Carlisle Companies, Inc.	6,229	1,259,753
General Electric Co.	1,716,657	22,230,708
Honeywell International, Inc.	107,046	25,026,284
Roper Technologies, Inc.	20,594	10,118,656
		77,844,488
Machinery - 2.0%
AGCO Corp.	11,045	1,459,155
Allison Transmission Holdings, Inc.	5,220	208,330
Caterpillar, Inc.	14,859	3,072,098
Colfax Corp. (a)	22,920	1,051,570
Crane Co.	9,703	943,423
Cummins, Inc.	28,683	6,657,324
Donaldson Co., Inc.	21,681	1,435,065
Dover Corp.	28,178	4,709,107
Flowserve Corp.	25,481	1,072,495
Fortive Corp.	64,157	4,661,648
Gates Industrial Corp. PLC (a)	13,865	251,095
Graco, Inc.	12,512	976,937
IDEX Corp.	14,892	3,375,867
Illinois Tool Works, Inc.	6,363	1,442,301
Ingersoll Rand, Inc. (a)	73,547	3,594,242
ITT, Inc.	16,892	1,653,896
Middleby Corp. (a)	7,554	1,446,515
Nordson Corp.	9,458	2,138,738
Oshkosh Corp.	13,398	1,601,731
Otis Worldwide Corp.	84,376	7,555,871
PACCAR, Inc.	66,901	5,552,114
Parker Hannifin Corp.	21,064	6,572,600
Pentair PLC	32,484	2,393,096
Snap-On, Inc.	10,488	2,286,174
Stanley Black & Decker, Inc.	31,685	6,243,529
Timken Co.	12,569	999,236
Toro Co.	1,113	126,593
Westinghouse Air Brake Co.	35,582	3,019,844
Woodward, Inc.	11,267	1,369,617
Xylem, Inc.	11,979	1,507,557
		79,377,768
Marine - 0.0%
Kirby Corp. (a)	11,672	675,926
Professional Services - 0.8%
CACI International, Inc. Class A (a)	4,569	1,219,740
Clarivate Analytics PLC (a)	80,724	1,840,507
CoStar Group, Inc. (a)	17,233	1,531,152
Dun & Bradstreet Holdings, Inc. (a)	31,390	657,934
Equifax, Inc.	14,684	3,826,650
FTI Consulting, Inc. (a)(b)	6,595	960,892
IHS Markit Ltd.	73,293	8,563,554
Jacobs Engineering Group, Inc.	25,350	3,428,588
Leidos Holdings, Inc.	27,694	2,947,195
Manpower, Inc.	10,672	1,265,486
Nielsen Holdings PLC	70,068	1,659,911
Robert Half International, Inc.	2,676	262,810
Science Applications Internati	11,353	991,117
TransUnion Holding Co., Inc.	11,905	1,429,314
Verisk Analytics, Inc.	11,326	2,151,260
		32,736,110
Road & Rail - 1.2%
AMERCO	1,753	1,030,694
CSX Corp.	444,928	14,380,073
J.B. Hunt Transport Services, Inc.	1,850	311,633
Kansas City Southern	13,030	3,489,434
Knight-Swift Transportation Holdings, Inc. Class A	31,526	1,566,527
Landstar System, Inc.	827	129,839
Norfolk Southern Corp.	49,060	12,649,140
Old Dominion Freight Lines, Inc.	1,577	424,450
Ryder System, Inc.	10,211	777,568
Schneider National, Inc. Class B	10,287	230,840
TuSimple Holdings, Inc. (a)	6,233	229,374
Uber Technologies, Inc. (a)	45,722	1,987,078
Union Pacific Corp.	48,040	10,509,230
		47,715,880
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	21,059	892,059
Fastenal Co.	12,715	696,401
MSC Industrial Direct Co., Inc. Class A	8,769	781,932
SiteOne Landscape Supply, Inc. (a)	4,135	722,715
United Rentals, Inc. (a)	9,272	3,055,588
Univar, Inc. (a)	32,913	807,685
W.W. Grainger, Inc.	1,549	688,654
Watsco, Inc.	6,399	1,807,334
		9,452,368

TOTAL INDUSTRIALS		478,478,824

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	1,244	473,205
Ciena Corp. (a)	30,222	1,757,107
Cisco Systems, Inc.	830,412	45,979,912
F5 Networks, Inc. (a)	11,699	2,415,960
Juniper Networks, Inc.	63,573	1,788,944
Lumentum Holdings, Inc. (a)	14,866	1,248,595
Motorola Solutions, Inc.	32,619	7,304,046
Ubiquiti, Inc.	140	43,834
ViaSat, Inc. (a)	12,183	604,764
		61,616,367
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	33,154	2,403,333
Arrow Electronics, Inc. (a)	14,386	1,705,748
Avnet, Inc.	19,430	802,848
Coherent, Inc. (a)	482	118,543
Corning, Inc.	98,952	4,142,131
IPG Photonics Corp. (a)	6,590	1,437,674
Jabil, Inc.	5,915	352,179
Keysight Technologies, Inc. (a)	20,399	3,356,655
Littelfuse, Inc.	4,710	1,252,813
National Instruments Corp.	25,690	1,133,186
SYNNEX Corp.	8,172	976,881
Trimble, Inc. (a)	49,185	4,205,318
Vontier Corp.	15,338	496,184
		22,383,493
IT Services - 3.0%
Accenture PLC Class A	24,487	7,779,030
Akamai Technologies, Inc. (a)	31,586	3,787,793
Alliance Data Systems Corp.	9,760	910,120
Amdocs Ltd.	25,430	1,960,907
Automatic Data Processing, Inc.	6,686	1,401,586
Broadridge Financial Solutions, Inc.	2,083	361,380
Cognizant Technology Solutions Corp. Class A	103,443	7,606,164
Concentrix Corp. (a)	8,266	1,353,392
DXC Technology Co. (a)	49,727	1,988,085
Euronet Worldwide, Inc. (a)	2,889	412,607
Fastly, Inc. Class A (a)(b)	20,685	994,328
Fidelity National Information Services, Inc.	121,722	18,142,664
Fiserv, Inc. (a)	109,522	12,607,077
FleetCor Technologies, Inc. (a)	12,331	3,184,111
Genpact Ltd.	34,102	1,698,621
Global Payments, Inc.	57,603	11,140,996
GoDaddy, Inc. (a)	29,599	2,481,876
IBM Corp.	175,597	24,752,153
Jack Henry & Associates, Inc.	10,693	1,861,544
Paychex, Inc.	8,114	923,535
Paysafe Ltd. (a)	60,507	652,871
Snowflake Computing, Inc.	1,381	366,959
SolarWinds, Inc. (a)(b)	13,824	155,382
StoneCo Ltd. Class A (a)	3,058	179,933
The Western Union Co.	60,221	1,397,729
Twilio, Inc. Class A (a)	22,868	8,543,256
VeriSign, Inc. (a)	19,363	4,189,572
WEX, Inc. (a)	2,894	549,079
		121,382,750
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	61,726	10,334,167
Brooks Automation, Inc.	2,557	227,599
Cirrus Logic, Inc. (a)	11,348	937,231
Cree, Inc. (a)	22,601	2,096,469
First Solar, Inc. (a)	20,773	1,787,309
Intel Corp.	794,274	42,668,399
Marvell Technology, Inc.	158,530	9,592,650
Maxim Integrated Products, Inc.	2,742	273,953
Microchip Technology, Inc.	7,724	1,105,459
Micron Technology, Inc.	189,779	14,723,055
MKS Instruments, Inc.	1,701	266,104
NXP Semiconductors NV	37,520	7,743,753
ON Semiconductor Corp. (a)	38,148	1,490,061
Qorvo, Inc. (a)	22,186	4,206,244
Skyworks Solutions, Inc.	17,080	3,151,431
Texas Instruments, Inc.	68,969	13,146,871
		113,750,755
Software - 1.7%
ANSYS, Inc. (a)	9,978	3,676,494
Black Knight, Inc. (a)	29,844	2,471,382
C3.Ai, Inc. (b)	2,587	130,255
CDK Global, Inc.	20,200	969,398
Ceridian HCM Holding, Inc. (a)	25,358	2,495,227
Citrix Systems, Inc.	15,642	1,575,932
Cloudflare, Inc. (a)	2,819	334,418
Datto Holding Corp. (b)	4,570	119,231
Dolby Laboratories, Inc. Class A	12,608	1,224,237
Duck Creek Technologies, Inc. (a)	11,019	484,065
Dynatrace, Inc. (a)	2,080	132,850
FireEye, Inc. (a)	32,506	656,621
Guidewire Software, Inc. (a)	16,435	1,893,312
Jamf Holding Corp. (a)(b)	1,552	50,921
Manhattan Associates, Inc. (a)	5,820	929,047
McAfee Corp.	2,094	56,685
Medallia, Inc. (a)	9,235	312,789
N-able, Inc. (a)(b)	6,912	95,386
NortonLifeLock, Inc.	79,424	1,971,304
Nuance Communications, Inc. (a)	34,754	1,907,995
Oracle Corp.	23,301	2,030,449
Pegasystems, Inc.	438	55,906
Salesforce.com, Inc. (a)	146,726	35,497,421
SS&C Technologies Holdings, Inc.	43,954	3,445,554
Synopsys, Inc. (a)	10,905	3,140,531
Teradata Corp. (a)	3,194	158,614
Tyler Technologies, Inc. (a)	1,065	524,662
VMware, Inc. Class A (a)(b)	9,918	1,524,793
		67,865,479
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (a)	27,628	2,669,417
Hewlett Packard Enterprise Co.	255,495	3,704,678
HP, Inc.	159,992	4,618,969
NCR Corp. (a)	16,450	730,380
NetApp, Inc.	14,752	1,174,112
Pure Storage, Inc. Class A (a)	3,270	63,830
Western Digital Corp. (a)	60,303	3,915,474
Xerox Holdings Corp.	29,993	723,731
		17,600,591

TOTAL INFORMATION TECHNOLOGY		404,599,435

MATERIALS - 3.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	43,428	12,638,851
Albemarle Corp. U.S.	22,829	4,703,687
Ashland Global Holdings, Inc.	10,799	918,671
Axalta Coating Systems Ltd. (a)	33,697	1,014,280
Celanese Corp. Class A	14,084	2,193,865
CF Industries Holdings, Inc.	41,894	1,979,492
Corteva, Inc.	144,890	6,198,394
Diversey Holdings Ltd. (a)	2,243	37,413
Dow, Inc.	136,261	8,469,984
DuPont de Nemours, Inc.	104,627	7,852,256
Eastman Chemical Co.	26,644	3,003,312
Ecolab, Inc.	6,041	1,334,034
Element Solutions, Inc.	45,301	1,059,590
FMC Corp.	18,924	2,023,922
Huntsman Corp.	41,255	1,089,545
International Flavors & Fragrances, Inc.	48,894	7,365,392
LyondellBasell Industries NV Class A	45,283	4,497,960
NewMarket Corp.	1,307	412,894
Olin Corp.	26,140	1,229,364
PPG Industries, Inc.	26,872	4,394,109
RPM International, Inc.	10,446	904,519
The Chemours Co. LLC	15,755	523,854
The Mosaic Co.	67,922	2,121,204
Valvoline, Inc.	35,423	1,086,778
Westlake Chemical Corp.	5,171	428,779
		77,482,149
Construction Materials - 0.3%
Eagle Materials, Inc.	8,043	1,136,637
Martin Marietta Materials, Inc.	12,213	4,436,983
Vulcan Materials Co.	25,961	4,672,720
		10,246,340
Containers & Packaging - 0.7%
Amcor PLC	302,780	3,500,137
Aptargroup, Inc.	12,873	1,659,587
Ardagh Group SA	3,751	87,586
Avery Dennison Corp.	7,612	1,603,696
Ball Corp.	44,464	3,596,248
Berry Global Group, Inc. (a)	26,494	1,703,299
Crown Holdings, Inc.	22,347	2,229,337
Graphic Packaging Holding Co.	39,690	760,857
International Paper Co.	76,846	4,438,625
Packaging Corp. of America	18,398	2,603,317
Sealed Air Corp.	13,590	771,233
Silgan Holdings, Inc.	16,420	665,338
Sonoco Products Co.	19,688	1,255,898
WestRock Co.	51,101	2,514,680
		27,389,838
Metals & Mining - 0.9%
Alcoa Corp. (a)	36,665	1,472,100
Cleveland-Cliffs, Inc. (a)	89,311	2,232,775
Freeport-McMoRan, Inc.	203,213	7,742,415
Newmont Corp.	157,492	9,893,647
Nucor Corp.	58,676	6,103,478
Reliance Steel & Aluminum Co.	12,418	1,951,489
Royal Gold, Inc.	12,848	1,561,289
Southern Copper Corp.	1,421	93,274
Steel Dynamics, Inc.	31,960	2,059,822
United States Steel Corp.	52,549	1,391,498
		34,501,787
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	18,513	1,026,361

TOTAL MATERIALS		150,646,475

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	28,708	5,780,069
American Campus Communities, Inc.	26,851	1,350,874
American Homes 4 Rent Class A	54,592	2,292,864
Americold Realty Trust	49,639	1,928,475
Apartment Income (REIT) Corp.	30,634	1,612,574
AvalonBay Communities, Inc.	27,361	6,233,657
Boston Properties, Inc.	30,619	3,594,058
Brixmor Property Group, Inc.	58,076	1,336,910
Camden Property Trust (SBI)	18,540	2,769,691
CoreSite Realty Corp.	1,833	253,339
Cousins Properties, Inc.	29,186	1,159,268
CubeSmart	39,327	1,952,979
CyrusOne, Inc.	23,997	1,710,266
Digital Realty Trust, Inc.	55,102	8,494,524
Douglas Emmett, Inc.	32,542	1,086,903
Duke Realty Corp.	73,527	3,741,054
EPR Properties	14,465	727,590
Equinix, Inc.	5,094	4,179,169
Equity Lifestyle Properties, Inc.	16,104	1,349,515
Equity Residential (SBI)	72,347	6,086,553
Essex Property Trust, Inc.	12,727	4,175,729
Extra Space Storage, Inc.	23,425	4,079,230
Federal Realty Investment Trust (SBI)	15,129	1,778,111
First Industrial Realty Trust, Inc.	25,225	1,381,826
Gaming & Leisure Properties	43,334	2,051,432
Healthcare Trust of America, Inc.	42,789	1,223,338
Healthpeak Properties, Inc.	105,913	3,915,604
Highwoods Properties, Inc. (SBI)	20,176	962,193
Host Hotels & Resorts, Inc. (a)	137,393	2,188,670
Hudson Pacific Properties, Inc.	28,934	788,741
Invitation Homes, Inc.	111,465	4,534,396
Iron Mountain, Inc.	16,604	726,591
JBG SMITH Properties	24,205	789,809
Kilroy Realty Corp.	22,753	1,576,100
Kimco Realty Corp.	80,960	1,726,877
Lamar Advertising Co. Class A	2,156	229,830
Life Storage, Inc.	14,972	1,757,114
Medical Properties Trust, Inc.	113,774	2,392,667
Mid-America Apartment Communities, Inc.	22,357	4,317,137
National Retail Properties, Inc.	34,229	1,672,771
Omega Healthcare Investors, Inc.	46,092	1,672,218
Park Hotels & Resorts, Inc. (a)	46,167	854,090
Prologis (REIT), Inc.	144,817	18,542,369
Public Storage	6,995	2,185,798
Rayonier, Inc.	27,064	1,020,583
Realty Income Corp.	73,349	5,155,701
Regency Centers Corp.	33,181	2,170,369
Rexford Industrial Realty, Inc.	26,305	1,618,284
SBA Communications Corp. Class A	17,712	6,039,615
Simon Property Group, Inc.	8,374	1,059,478
SL Green Realty Corp.	13,734	1,022,634
Spirit Realty Capital, Inc.	22,568	1,133,365
Store Capital Corp.	47,891	1,733,175
Sun Communities, Inc.	21,705	4,256,568
UDR, Inc.	57,928	3,185,461
Ventas, Inc.	73,607	4,400,226
VEREIT, Inc.	44,956	2,201,495
VICI Properties, Inc. (b)	105,351	3,285,898
Vornado Realty Trust	34,400	1,496,400
Weingarten Realty Investors (SBI)	23,359	751,926
Welltower, Inc.	82,003	7,122,781
Weyerhaeuser Co.	147,114	4,962,155
WP Carey, Inc.	34,621	2,793,568
		178,572,655
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	62,077	5,987,947
Howard Hughes Corp. (a)	8,115	752,342
Jones Lang LaSalle, Inc. (a)	10,048	2,236,383
Opendoor Technologies, Inc. (a)	54,591	809,039
		9,785,711

TOTAL REAL ESTATE		188,358,366

UTILITIES - 4.9%
Electric Utilities - 3.1%
Alliant Energy Corp.	49,096	2,873,589
American Electric Power Co., Inc.	98,278	8,660,257
Avangrid, Inc. (b)	11,205	584,229
Duke Energy Corp.	151,146	15,886,956
Edison International	73,250	3,992,125
Entergy Corp.	39,371	4,052,063
Evergy, Inc.	44,874	2,926,682
Eversource Energy	67,393	5,813,994
Exelon Corp.	191,722	8,972,590
FirstEnergy Corp.	106,869	4,095,220
Hawaiian Electric Industries, Inc.	20,737	898,742
IDACORP, Inc.	9,869	1,040,686
NextEra Energy, Inc.	385,342	30,018,142
NRG Energy, Inc.	26,013	1,072,776
OGE Energy Corp.	39,153	1,321,414
PG&E Corp. (a)	296,514	2,606,358
Pinnacle West Capital Corp.	22,165	1,851,886
PPL Corp.	151,362	4,294,140
Southern Co.	207,778	13,270,781
Xcel Energy, Inc.	105,700	7,214,025
		121,446,655
Gas Utilities - 0.1%
Atmos Energy Corp.	25,393	2,503,496
National Fuel Gas Co.	17,166	882,847
UGI Corp.	40,750	1,874,093
		5,260,436
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	18,707	793,925
The AES Corp.	129,552	3,070,382
Vistra Corp.	93,881	1,797,821
		5,662,128
Multi-Utilities - 1.4%
Ameren Corp.	49,994	4,195,496
CenterPoint Energy, Inc.	114,046	2,903,611
CMS Energy Corp.	56,707	3,503,926
Consolidated Edison, Inc.	67,405	4,972,467
Dominion Energy, Inc.	158,233	11,846,905
DTE Energy Co.	37,897	4,446,076
MDU Resources Group, Inc.	39,180	1,242,790
NiSource, Inc.	77,016	1,907,686
Public Service Enterprise Group, Inc.	98,983	6,159,712
Sempra Energy	61,958	8,094,813
WEC Energy Group, Inc.	61,942	5,831,220
		55,104,702
Water Utilities - 0.2%
American Water Works Co., Inc.	35,652	6,064,762
Essential Utilities, Inc.	44,040	2,163,245
		8,228,007

TOTAL UTILITIES		195,701,928

TOTAL COMMON STOCKS
(Cost $3,163,474,246)		3,967,947,909

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (c)	5,453,114	5,454,204
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	33,701,162	33,704,532
TOTAL MONEY MARKET FUNDS
(Cost $39,158,736)		39,158,736
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,202,632,982)		4,007,106,645
NET OTHER ASSETS (LIABILITIES) - (0.5)%(e)		(20,217,240)
NET ASSETS - 100%		$3,986,889,405

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Sept. 2021	$8,998,475	$166,870	$166,870
CME E-mini S&P MidCap 400 Index Contracts (United States)	35	Sept. 2021	9,445,450	134,660	134,660
TOTAL FUTURES CONTRACTS					$301,530

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $536,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,698
Fidelity Securities Lending Cash Central Fund	25,044
Total	$26,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$12,693,118	$243,455,531	$250,694,445	$--	$--	$5,454,204	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	26,980,229	77,629,041	70,904,738	--	--	33,704,532	0.1%
Total	$39,673,347	$321,084,572	$321,599,183	$--	$--	$39,158,736

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.